Related Party Transactions (Details Narrative) - $ / shares		12 Months Ended
	Feb. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock options granted		1,762,495	126,567
Stock options outstanding weighted average exercise price		$ 1.47	$ 1.34	$ 1.36
Option term		6 years 7 days	7 years 2 months 12 days
Related Party [Member]
Number of stock options granted	50,000
Stock options outstanding weighted average exercise price	$ 1.75
Option term	48 months